Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Financial instruments [Abstract]
Disclosure of Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of current and non-current credit facilities are as follows:

	Term loan credit facilities	Revolving credit facility
	$	$
Balance, June 30, 2019	139,900	—
Additions	64,394	22,000
Deferred financing fee	(1,937)	—
Gain on debt modification	(1,287)	—
Accretion	12,497	108
Interest payments	(6,516)	(108)
Principal repayments	(93,130)	(22,000)
Balance, June 30, 2020	113,921	—
Current portion	(113,921)	—
Long-term portion	—	—

Balance, June 30, 2020	113,921	—
Deferred financing fee	(1,425)	—
Loss on debt modification	396	—
Loss on debt settlement	2,195	—
Accretion	6,762	—
Interest payments	(4,345)	—
Principal repayments	(117,504)	—
Balance, June 30, 2021	—	—
The following is a continuity schedule of lease liabilities:

$
Balance, June 30, 2019	1,326
IFRS 16 transition	95,464
Lease additions	9,465
Disposal of leases	(2,123)
Lease payments	(13,468)
Lease term reduction and other items (1)	(6,104)
Changes due to foreign exchange rates	185
Interest expense on lease liabilities	5,543
Balance, June 30, 2020	90,288
Current portion	(6,587)
Long-term portion	83,701

Balance, June 30, 2020	90,288
Lease additions	2,463
Disposal of leases	(13,132)
Lease payments	(10,429)
Lease term reduction and other items (1)	(1,955)
Changes due to foreign exchange rates	(213)
Interest expense on lease liabilities	4,597
Balance, June 30, 2021	71,619
Current portion	(6,188)
Long-term portion	65,431
(1) As part of the Company’s restructuring activities (Note 3), management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.